Bonds and Securities (Tables)	12 Months Ended
Dec. 31, 2025
Bonds And Securities
Schedule of bonds and securities

Category	Index	12.31.2025	12.31.2024
Units in Funds (a)	CDI	593,217	418,465
Bank Deposit Certificates – CDB	96% to 101% of CDI	82,929	94,707
Committed Operation	98% of CDI	15,635	16,536
		691,781	529,708
Current		895	623
Noncurrent		690,886	529,085
Interbank Deposit Certificate – CDI
(a) Most of these are reserve accounts intended to fulfill loan, financing and debentures contracts with BNDES.